UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07418

Name of Fund:	Legg Mason Global Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2005

Date of reporting period: 3/31/2005

Item 1 — Schedule of Investments

Portfolio of Investments

March 31, 2005 (Unaudited)
(Amounts in Thousands)

Emerging Markets Trust

	Shares/Par	Value

Common Stock and Equity Interests — 96.0%

Argentina — 1.0%
Grupo Financiero Galicia S.A. - ADR	37	$280	A
Telecom Argentina S.A.-ADR	61	752	A
Tenaris S.A.-ADR	8	474

		1,506

Brazil — 11.7%
All America Latina Logistica - preferred shares	107	584
Banco Bradesco S.A. - preferred shares	70	2,016	A
Banco do Brasil S.A.	59	658	A
Banco Itau Holding Financeira S.A.	2	373	A
Caemi Mineracao e Metalurgia S.A. - preferred shares	1,877	1,743
Companhia Siderurgica Nacional S.A. (CSN)	49	1,160	A
Companhia Vale do Rio Doce - Certificates of Entitlements	11	N.M.	B
Companhia Vale do Rio Doce - preferred shares - ADR	57	1,515
Diagnosticos da America	41	411	A
Gol - Linhas Aereas Inteligentes S.A. - ADR	13	327
Itausa - Investimentos Itau S.A. - preferred shares	678	1,249	A
Perdigao S.A.	23	443	A
Petroleo Brasileiro S.A. - Petrobras - ADR	137	5,251
Submarino S.A. - GDR	13	206	A,C
Suzano Petroquimica - preferred shares	149	291	A
Telemar Norte Leste S.A. - preferred shares	55	1,284	A
Usinas Siderurgicas de Minas Gerais S.A. (Usiminas) - preferred shares	21	450	A
Votorantim Celulose e Papel S.A. - preferred shares	N.M.	1	A

		17,962

Chile — 0.9%
Lan Airlines S.A. - ADR	41	1,442

Portfolio of Investments - Continued

Emerging Markets Trust - Continued

	Shares/Par	Value

China — 6.0%
Angang New Steel Company Limited	508	298
China International Marine Containers (Group) Co., Ltd.	136	406	A
China Life Insurance Co., Limited	1,530	1,020	A
China Mobile (Hong Kong) Limited	184	600	A
China Petroleum and Chemical Corporation (Sinopec)	1,872	762
China Shipping Development Company Limited	600	527	A
China Telecom Corporation Limited	5,786	2,022	A
Far East Pharmaceutical Technology Company Limited	4,304	N.M.	A,B
NWS Holdings Limited	251	354	A
PetroChina Company Limited	2,242	1,394	A
Sinopec Zhenhai Refining and Chemical Company Limited	696	750	A
Yanzhou Coal Mining Company Limited	418	568	A
ZTE Corporation	156	516

		9,217

India — 5.5%
Balrampur Chini Mills Ltd.	854	1,357
Bharat Electronics Ltd.	51	777	A
Crompton Greaves Limited	73	726	A
Jaiprakash Associates Ltd.	187	846	A
Jet Airways (India) Limited	38	1,066	A
Reliance Industries Ltd.	121	1,514	A
Suven Life Sciences Limited	250	538
Transgene Biotek Limited	194	441	A
Union Bank of India Limited	488	1,262	A

		8,527

Indonesia — 4.2%
PT Bank Central Asia Tbk	2,060	740	A
PT Bank Danamon Indonesia Tbk	2,141	1,074	A
PT Bank Rakyat Indonesia	6,084	1,831	A
PT Berlian Laju Tanker Tbk	11,383	1,034	A
PT Bumi Resources Tbk	13,216	1,088	A
PT Telekomunikasi Indonesia	1,316	622	A

		6,389

Israel — 2.6%
Bank Hapoalim Ltd.	520	1,750
Bank Leumi Le - Israel	346	967	A

Portfolio of Investments - Continued

Emerging Markets Trust - Continued

	Shares/Par	Value

ECI Telecom Limited - ADR	59	425	A
ECtel Ltd.	N.M.	N.M.	A
Makhteshim-Agan Industries Ltd.	70	391	A
Teva Pharmaceutical Industries Ltd. - ADR	18	545

		4,078

Malaysia — 1.7%
CIMB Berhad	490	664	A
Maxis Communications Berhad	142	354	A
Proton Holdings Berhad	218	448	A
Telekom Malaysia Berhad	453	1,162	A

		2,628

Mexico — 7.9%
America Movil S.A. de C.V.	1,210	3,121	A
Cemex S.A. de C.V. - ADR	49	1,776
Grupo Bimbo S.A. de C.V.	526	1,409	A
Grupo Financiero Banorte S.A. de C.V.	115	747
Grupo Mexico S.A. de C.V.	147	775	A
Grupo Televisa S.A. - ADR	34	2,014
Telefonos de Mexico S.A. de C.V. (Telmex)	48	1,650
Urbi, Desarrollos Urbanos, S.A. de C.V.	122	612	A

		12,104

Morocco — 0.6%
Maroc Telecom	97	932	A

Poland — 1.6%
Bank Przemyslowo-Handlowy BPH	3	466	A
Powszechna Kasa Oszczednosci Bank Polski S.A.	113	992	A
TVN S.A.	80	1,033	A

		2,491

Russia — 3.9%
AO VimpelCom - ADR	27	940	A
Lukoil - ADR	12	1,652
Lukoil - ADR	1	135	C
Mechel Steel Group OAO - ADR	38	1,020	A
Mobile Telesystems - ADR	43	1,524
Peter Hambro Mining plc	62	740	A

		6,011

South Africa — 10.8%
ABSA Group Limited	63	760

Portfolio of Investments - Continued

Emerging Markets Trust - Continued

	Shares/Par	Value

African Bank Investment Limited	321	860	A
Barloworld Limited	72	1,146	A
Edgars Consolidated Stores Limited	24	1,063	A
Ellerine Holdings Limited	75	604	A
FirstRand Limited	360	770	A
Foschini Limited	259	1,474	A
Imperial Holdings Limited	69	1,079	A
JD Group Limited	142	1,401	A
Metoz Holdings Ltd.	N.M.	N.M.	A
Mittal Steel South Africa Ltd.	123	1,247	A
MTN Group Limited	295	2,080	A
Sasol Limited	93	2,161	A
Standard Bank Group Limited	166	1,675	A
Steinhoff International Holdings Limited	171	364	A

		16,684

South Korea — 21.1%
CJ Home Shopping	12	888	A
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	60	1,135	A
Dongbu Insurance Co., Ltd.	118	966	A
GS Engineering & Construction Corp.	55	1,509	A
Hanwha Corporation	64	1,195	A
Hyundai Department Store Co., Ltd.	22	925	A
Hyundai Engineering & Construction Co., Ltd.	57	985	A
Hyundai Mipo Dockyard Co., Ltd.	7	399
Hyundai Mobis	17	1,121	A
Jusung Engineering Co., Ltd.	60	767	A
Kookmin Bank - ADR	20	880
Korea Zinc Co., Ltd.	38	1,269
KT&G Corporation	9	292	A
Kumho Industrial Co., Ltd.	93	1,390	A
Kumho Tire Co., Ltd.	27	386
LG Corp.	44	1,064	A
LG Electronics Inc.	11	704	A
LG Investment & Securities Co., Ltd.	103	969	A
LS Industrial Systems Co., Ltd.	36	647	A
ORION Corp.	6	739	A
Pohang Iron & Steel Company Ltd. (POSCO)	11	2,185	A

Portfolio of Investments - Continued

Emerging Markets Trust - Continued

	Shares/Par	Value

Samsung Electronics Co., Ltd.	18	8,925	A
Samsung Electronics Co., Ltd. - preferred shares	4	1,176	A
Samsung Securities Co., Ltd.	26	660	A
SFA Engineering Corp.	22	509	A
Shinhan Financial Group Co., Ltd.	28	744	A

		32,429

Taiwan — 11.0%
ASE Test Limited - ADR	10	52	A
Cathay Financial Holding Co., Ltd.	320	607	A
China Steel Corporation	595	664	A
EVA Airways Corp.	2,820	1,320	A
First Financial Holding Co., Ltd.	1,453	1,183	A
Formosa Chemicals & Fibre Corporation	528	1,076
High Tech Computer Corp.	109	789	A
King Yuan Electronics Co., Ltd.	484	358	A
MediaTek Incorporation	64	455	A
Novatek Microelectronics Corp., Ltd.	208	944	A
Phoenix Precision Technology Corporation	1,675	1,212	A
Radiant Opto-Electronics Corporation	153	507	A
Siliconware Precision Industries Company	775	673	A
Siliconware Precision Industries Company - ADR	298	1,254
Taishin Financial Holdings Co., Ltd.	613	549	A
Taiwan Cement Corporation	1,892	1,099	A
Taiwan Semiconductor Manufacturing Company	1,488	2,432
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	29	248	A
United Microelectronics Corporation, Ltd.	813	492	A
Yuanta Core Pacific Securities Co.	1,362	996	A

		16,910

Thailand — 3.4%

Portfolio of Investments - Continued

Emerging Markets Trust - Continued

	Shares/Par	Value

Krung Thai Bank Public Company Limited	4,860	1,099
L.P.N. Development Public Company Limited	9,936	813	A
PTT Public Company Limited	246	1,213	A
Quality Houses Publications Co. - warrant	314	N.M.	B
The Siam Cement Public Company Limited	179	1,208	A
Total Access Communication Public Company Limited	322	926	A

		5,259

Turkey — 2.1%
Aksigorta A.S.	85	299	A
Denizbank A.S.	214	606	A
Efes Sinai Yatirim Holdings A.S.	46	276	A
Eregli Demir ve Celik Fabrikalari T.A.S.	108	518	A
Is Gayrimenkul Yatirim Ortakligi A.S.	185	263	A
Tansas Perakende Magazacilik Ticaret A.S.	254	340	A
Turk Sise ve Cam Fabrikalari A.S.	78	196	A
Turkiye Is Bankasi (Isbank)	83	480	A
Vestel Elektronik Sanayi ve Ticaret A.S.	79	317	A

		3,295

Total Common Stock and Equity Interests (Identified Cost — $123,152)		147,864

Repurchase Agreements — 3.8%

Bank of America
2.78%, dated 3/31/05, to be repurchased at $2,910 on 4/1/05 (Collateral:
$2,975 Freddie Mac discount notes, 0%, due 4/26/05, value $2,969)	2,910	2,910
Goldman, Sachs & Company
2.83%, dated 3/31/05, to be repurchased at $2,910 on 4/1/05 (Collateral:
$2,897 Fannie Mae mortgage-backed securities, 6%, due 10/1/34, value $2,973)	2,910	2,910

(Identified Cost $5,820)		5,820

Total Investments — 99.8% (Identified Cost — $128,972)		153,684
Other Assets Less Liabilities — 0.2%		264

Net Assets - 100%		$153,948

Portfolio of Investments - Continued

Emerging Markets Trust - Continued

A	Non-income producing.

B	Illiquid security valued at fair value under procedures adopted by Board of Directors.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 0.2% of net assets.

N.M. — Not meaningful.

At March 31, 2005, open forward currency exchange contracts (expressed in the contractual currency) were:

Settlement	Contract To				Unrealized
Date	Receive		Deliver		Gain/(Loss)

04/04/05	HKD	166	USD	21	$—
04/01/05	THB	17,968	USD	457	2
04/01/05	USD	28	BRL	75	—
04/01/05	USD	273	ZAR	1,699	1

					$3

BRL - Brazilian Real
HKD - Hong Kong Dollar
THB - Thailand Baht
ZAR - South African Rand

Portfolio of Investments

March 31, 2005 (Unaudited)
(Amounts in Thousands)

Global Income Trust

	Rate	Maturity Date	Par	Value

Long-Term Securities — 100.3%

Australian Dollar — 3.0%
Government Obligations — 3.0%
Commonwealth of Australia	5.250%	8/15/10	940	$713
Commonwealth of Australia	5.750%	6/15/11	820	638

Total Australian Dollar				1,351

British Sterling — 3.1%
Corporate Bonds and Notes — 2.8%
Auto Parts and Equipment — 0.3%
GKN Holdings plc	6.750%	10/28/19	67	131

Banks — 0.2%
Royal Bank of Scotland plc	6.200%	3/29/49	50	101

Diversified Financial Services — 1.5%
Annington Finance No. 4	8.070%	1/10/23	80	187
Company Operative Bank plc	5.875%	4/2/19	50	95
Investec plc	7.750%	3/1/16	48	97	A
Irish Nationwide Building Society	5.875%	12/15/08	50	96
Mellon Funding Corporation	6.375%	11/8/11	96	193

				668

Diversified Services — 0.1%
Enodis plc	10.375%	4/15/12	20	42

Insurance — 0.4%
Bupa Finance plc	6.125%	9/16/20	45	84
Royal & Sun Alliance Insurance Group plc	8.500%	7/29/49	53	116

				200

Investment Banking/Brokerage — 0.1%
The Bear Stearns Companies Inc.	5.125%	1/20/10	20	38

Special Purpose — 0.2%
Dignity Finance plc	8.151%	12/31/31	40	97

Total Corporate Bonds and Notes				1,277

Government Obligations — 0.3%
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	50	129
United Kingdom Treasury Stock	5.000%	9/7/14	12	23

				152

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par	Value

Total British Sterling				1,429

Canadian Dollar — 1.4%
Government Obligations — 1.4%
Canadian Real Return Bond	4.000%	12/1/31	542	628	B

Euro — 11.5%
Corporate Bonds and Notes — 1.6%
Banking and Finance — 0.3%
Banco Bradesco S.A.	8.000%	4/15/14	50	68
General Motors Acceptance Corporation	4.750%	9/14/09	70	82

				150

Containers and Packaging — 0.1%
Clondalkin Industries B.V.	8.000%	3/15/14	37	50	C

Manufacturing (Diversified) — 0.9%
Samsonite Corporation	6.511%	6/1/10	25	34	D
Tyco International Group S.A.	6.125%	4/4/07	260	358	E

				392

Special Purpose — 0.3%
Ahold Finance USA, Inc.	5.875%	3/14/12	55	75
Eco-Bat Finance Ltd.	10.125%	1/31/13	20	29	C
Valentia Telecommunications Limited	7.250%	8/15/13	17	24

				128

Total Corporate Bonds and Notes				720

Asset-Backed Securities — 0.3%
First Italian Auto Transaction SPA-7	2.435%	7/1/08	15	19	D
Second Italian Auto Transaction SPA-2	2.425%	7/1/10	82	107	D

				126

Total Asset-Backed Securities

Mortgage-Backed Securities — 1.7%
Dutch MBS 2001I B.V.	2.344%	4/1/73	297	387	D
Hipocat 5	2.394%	11/30/33	283	368	D

Total Mortgage-Backed Securities				755

Government Obligations — 7.9%
Federal Republic of Germany	4.250%	1/4/14	1,020	1,392
Federal Republic of Germany	4.750%	7/4/34	190	273

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par	Value

Kingdom of Belgium	5.000%	3/28/35	1,300	1,922

Total Government Obligations				3,587

Total Euro				5,188

Hungarian Forint — 2.0%
Government Obligations — 2.0%
Republic of Hungary	8.250%	10/12/09	42,500	231
Republic of Hungary	6.750%	2/12/13	42,090	217
Republic of Hungary	8.000%	2/12/15	80,760	458

Total Hungarian Forint				906

Japanese Yen — 0.8%
Government Obligations — 0.8%
Government of Japan	2.400%	6/20/24	38,000	383

Norwegian Krone — 0.8%
Government Obligations — 0.8%
Kingdom of Norway	6.500%	5/15/13	1,860	345

Polish Zloty — 2.0%
Government Obligations — 2.0%
Government of Poland	6.000%	5/24/09	1,935	623
Government of Poland	5.000%	10/24/13	900	275

Total Polish Zloty				898

Swedish Krona — 2.1%
Corporate Bonds and Notes — 2.1%
Banking and Finance — 2.1%
AB Spintab	6.000%	4/20/09	6,000	936

United States Dollar — 73.6%
Corporate Bonds and Notes — 22.6%
Aerospace/Defense — 0.4%
Northrop Grumman Corporation	4.079%	11/16/06	35	35
Systems 2001 Asset Trust	6.664%	9/15/13	130	141	C

				176

Apparel — N.M.
Oxford Industries, Inc.	8.875%	6/1/11	10	11

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par	Value

Banking and Finance — 2.8%
Boeing Capital Corporation	5.750%	2/15/07	280	288
Ford Motor Credit Company	6.875%	2/1/06	250	253
Ford Motor Credit Company	7.375%	10/28/09	160	161
Ford Motor Credit Company	7.375%	2/1/11	50	50
General Motors Acceptance Corporation	5.625%	5/15/09	410	374
HSBC Finance Corporation	8.000%	7/15/10	50	57
HSBC Finance Corporation	7.000%	5/15/12	80	89

				1,272

Banks — 0.6%
Bank of America Corporation	7.400%	1/15/11	80	90
Bank One Corporation	5.900%	11/15/11	180	189

				279

Cable — 1.3%
Comcast Cable Communications, Inc.	6.750%	1/30/11	155	167
Comcast Corporation	6.500%	1/15/15	155	166
Cox Communications, Inc.	7.125%	10/1/12	195	213
CSC Holdings Inc.	7.625%	4/1/11	1	1
CSC Holdings Inc.	7.875%	2/15/18	20	21
CSC Holdings Inc.	7.625%	7/15/18	3	3

				571

Casino Resorts — 0.2%
Caesars Entertainment, Inc.	8.125%	5/15/11	7	8
Caesars Entertainment, Inc.	7.000%	4/15/13	8	8
Harrah’s Operating Company, Inc.	7.875%	12/15/05	30	31
MGM MIRAGE	8.500%	9/15/10	20	22
MGM MIRAGE	6.750%	9/1/12	20	20
Premier Entertainment Biloxi LLC	10.750%	2/1/12	10	10
Station Casinos, Inc.	6.000%	4/1/12	10	10

				109

Chemicals — 0.2%
FMC Corporation	10.250%	11/1/09	8	9
IMC Global Inc.	11.250%	6/1/11	20	22
Lyondell Chemical Company	9.625%	5/1/07	3	3
MacDermid, Incorporated	9.125%	7/15/11	24	26
Rhodia S.A.	10.250%	6/1/10	10	11

				71

Coal — N.M.
Peabody Energy Corporation	6.875%	3/15/13	18	18

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par	Value

Computer Services and Systems — 0.3%
Electronic Data Systems Corporation	7.125%	10/15/09	110	118

Containers and Packaging — N.M.
Cascades Inc.	7.250%	2/15/13	7	7	E

Diversified Financial Services — 0.5%
Citigroup Inc.	4.125%	2/22/10	240	233

Electric — 1.5%
Duke Energy Corporation	3.750%	3/5/08	200	196
Empresa Nacional de Electricidad S.A.	8.350%	8/1/13	20	22	E
FirstEnergy Corp.	6.450%	11/15/11	190	201
FirstEnergy Corp.	7.375%	11/15/31	70	79
Orion Power Holdings, Inc.	12.000%	5/1/10	26	32
The AES Corporation	8.750%	6/15/08	6	6
The AES Corporation	9.500%	6/1/09	17	19
The AES Corporation	8.875%	2/15/11	7	7
The AES Corporation	8.750%	5/15/13	65	71	C
The Cleveland Electric Illuminating Company	5.650%	12/15/13	40	41

				674

Energy — 0.9%
Calpine Generating Company, LLC	11.169%	4/1/11	14	13	D
Calpine Generating Company, LLC	11.500%	4/1/11	16	15
Pacific Gas and Electric Company	3.600%	3/1/09	330	318
TXU Corp.	6.375%	6/15/06	40	41
TXU Corp.	6.550%	11/15/34	20	19	C

				406

Environmental Services — 0.7%
Waste Management, Inc.	6.875%	5/15/09	275	296

Food, Beverage and Tobacco — 2.1%
Altria Group, Inc.	5.625%	11/4/08	120	123
Altria Group, Inc.	7.000%	11/4/13	160	172
Kellogg Company	7.450%	4/1/31	200	248
Kraft Foods Inc.	5.250%	6/1/07	50	51
Kraft Foods Inc.	4.125%	11/12/09	120	117
Kraft Foods Inc.	6.250%	6/1/12	120	129
Sara Lee Corporation	6.250%	9/15/11	40	43
Sara Lee Corporation	3.875%	6/15/13	20	18
Smithfield Foods, Inc.	8.000%	10/15/09	16	17
Smithfield Foods, Inc.	7.000%	8/1/11	10	10

				928

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par	Value

Gaming — N.M.
Mohegan Tribal Gaming Authority	8.000%	4/1/12	8	8

Gas and Pipeline Utilities — 1.3%
Dynegy Holdings Inc.	8.750%	2/15/12	70	67
Southern Natural Gas Company	8.875%	3/15/10	105	114
Southern Natural Gas Company	8.000%	3/1/32	49	53
The Williams Companies, Inc.	7.125%	9/1/11	270	282
The Williams Companies, Inc.	8.750%	3/15/32	50	59

				575

Health Care — N.M.
Tenet Healthcare Corporation	9.875%	7/1/14	10	10

Homebuilding — N.M.
Lennar Corporation	9.950%	5/1/10	10	11
Schuler Homes, Inc.	9.375%	7/15/09	4	4

				15

Insurance — N.M.
Xl Capital Ltd.	5.250%	9/15/14	20	20

Investment Banking/Brokerage — 0.7%
J.P. Morgan Chase & Co.	5.750%	1/2/13	170	177
Lehman Brothers Holdings Inc.	4.000%	1/22/08	30	29
Lehman Brothers Holdings Inc.	7.000%	2/1/08	100	107

				313

Lodging/Hotels — N.M.
Hilton Hotels Corporation	7.625%	5/15/08	4	5
Host Marriott Corporation	7.875%	8/1/08	5	5
Starwood Hotels & Resorts Worldwide, Inc.	7.375%	5/1/07	5	5

				15

Machinery — N.M.
Case New Holland Inc.	9.250%	8/1/11	2	2	C
Grant Prideco, Inc.	9.000%	12/15/09	8	9

				11

Manufacturing (Diversified) — 0.7%
Tyco International Group SA	6.125%	11/1/08	100	105	E
Tyco International Group SA	6.375%	10/15/11	85	91	E
Tyco International Group SA	7.000%	6/15/28	38	43	E
Tyco International Group SA	6.875%	1/15/29	82	92	E

				331

Media — 1.7%
EchoStar DBS Corporation	5.810%	10/1/08	23	24	D
Lamar Media Corporation	7.250%	1/1/13	19	20
Liberty Media Corporation	4.510%	9/17/06	330	334	D
SBC Communications Inc.	5.100%	9/15/14	30	29
Time Warner Inc.	6.150%	5/1/07	95	98

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par	Value

Time Warner Inc.	6.875%	5/1/12	5	5
Time Warner Inc.	7.625%	4/15/31	200	235

				745

Medical Care Facilities — 0.7%
HCA, Inc.	7.250%	5/20/08	20	21
HCA, Inc.	5.250%	11/6/08	55	55
HCA, Inc.	5.750%	3/15/14	240	229
Health Care REIT, Inc.	8.000%	9/12/12	11	13

				318

Medical Products — 0.1%
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	22	23	F

Oil and Gas — 1.0%
Amerada Hess Corporation	7.300%	8/15/31	10	11
Chesapeake Energy Corporation	9.000%	8/15/12	9	10
Chesapeake Energy Corporation	7.500%	9/15/13	10	11
El Paso Corporation	7.800%	8/1/31	17	16
El Paso Corporation	7.750%	1/15/32	100	94
El Paso Natural Gas Company	8.375%	6/15/32	62	68
Gazprom OAO	9.625%	3/1/13	10	11	C
Plains Exploration & Production Company	7.125%	6/15/14	10	11
Pride International, Inc.	7.375%	7/15/14	20	21
Suburban Propane Partners LP	6.875%	12/15/13	20	20	C
Western Oil Sands Inc.	8.375%	5/1/12	17	19	E
XTO Energy, Inc.	7.500%	4/15/12	145	166

				458

Paper and Forest Products — 0.4%
Georgia-Pacific Corp.	8.875%	2/1/10	5	6
Georgia-Pacific Corp.	9.500%	12/1/11	5	6
Georgia-Pacific Corp.	7.700%	6/15/15	3	3
Weyerhaeuser Company	6.125%	3/15/07	141	146

				161

Pharmaceuticals — 0.2%
Bristol-Myers Squibb Company	5.750%	10/1/11	90	94
Omnicare, Inc.	8.125%	3/15/11	14	15

				109

Publishing — N.M.
Sun Media Corporation	7.625%	2/15/13	5	5	E

Real Estate — N.M.
Forest City Enterprises, Inc.	6.500%	2/1/17	6	6
Ventas Realty, Limited Partnership	8.750%	5/1/09	10	11

				17

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par	Value

Retail — 0.4%
Toys “R” Us, Inc.	7.375%	10/15/18	22	19
Wal-Mart Stores, Inc.	6.875%	8/10/09	160	174

				193

Services — N.M.
Compagnie Generale de Geophysique S.A.	10.625%	11/15/07	7	7	E

Special Purpose — 2.3%
Devon Financing Corporation ULC	6.875%	9/30/11	260	286
DI Finance Corporation	9.500%	2/15/13	10	10	C
Qwest Capital Funding, Inc.	7.750%	2/15/31	20	17
Sensus Metering Systems Inc.	8.625%	12/15/13	10	10
Sprint Capital Corporation	6.000%	1/15/07	165	169
Sprint Capital Corporation	7.625%	1/30/11	50	56
Sprint Capital Corporation	8.375%	3/15/12	100	117
Verizon Global Funding Corp.	6.875%	6/15/12	320	353

				1,018

Telecommunications — 0.1%
BellSouth Corporation	4.750%	11/15/12	10	10
Cincinnati Bell Inc.	7.250%	7/15/13	20	20

				30

Telecommunications (Cellular /Wireless) — 0.8%
AT&T Wireless Services Inc.	7.500%	5/1/07	305	324
Nextel Communications, Inc.	7.375%	8/1/15	20	21
Rogers Wireless Communications Inc.	6.375%	3/1/14	10	10	E

				355

Transportation — 0.4%
Delta Air Lines, Inc.	6.718%	7/2/24	83	86
Horizon Lines, LLC	9.000%	11/1/12	14	15	C
Kansas City Southern Railway	9.500%	10/1/08	29	32
Teekay Shipping Corporation	8.875%	7/15/11	22	24	E

				157

Utilities — 0.3%
United Utilities plc	6.450%	4/1/08	130	137	E

Total Corporate Bonds and Notes				10,200

Asset-Backed Securities — 1.8%
MBNA Credit Card Master Note Trust 2002-A3	3.050%	9/15/14	400	403	D
Sears Credit Account Master Trust 2001-1A	2.990%	2/15/10	400	400	D

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par	Value

Total Asset-Backed Securities				803

Mortgage-Backed Securities — 0.6%
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.871%	12/15/16	3,451	42	C,G1
Interstar Millennium 2003-1G	3.160%	5/27/35	221	222	D

Total Mortgage-Backed Securities				264

U.S. Government and Agency Obligations — 35.5%
United States Treasury Inflation-Protected Security	0.875%	4/15/10	1,600	1,565	B
United States Treasury Inflation-Protected Security	2.000%	7/15/14	1,265	1,292	B
United States Treasury Notes	2.625%	11/15/06	1,390	1,366
United States Treasury Notes	3.000%	11/15/07	10,440	10,213
United States Treasury Notes	3.500%	2/15/10	1,040	1,010
United States Treasury Notes	4.000%	3/15/10	580	576

Total U.S. Government and Agency Obligations				16,022

U.S. Government Agency Mortgage- Backed Securities — 7.4%
Fannie Mae	6.500%	7/1/29 to 12/1/35	869	902	H
Fannie Mae	6.000%	12/1/35	800	818	H
Fannie Mae	5.000%	12/1/35	300	293	H
Freddie Mac	6.500%	8/1/29	227	236
Government National Mortgage Association	7.000%	8/15/28	16	17
Government National Mortgage Association	6.500%	10/15/31	572	598
Government National Mortgage Association	6.000%	11/15/32	199	205
Government National Mortgage Association	5.000%	12/1/35	300	296	H

Total U.S. Government Agency Mortgage-Backed Securities				3,365

Foreign Government Obligations — 5.5%
Federative Republic of Brazil	14.500%	10/15/09	140	176	E
Federative Republic of Brazil	12.000%	4/15/10	70	82	E
Federative Republic of Brazil	3.125%	4/15/12	53	50	D, E
Federative Republic of Brazil	3.125%	4/15/12	71	66	D, E
Federative Republic of Brazil	8.000%	4/15/14	22	22	E
Federative Republic of Brazil	8.000%	4/15/14	128	127	E
Federative Republic of Brazil	11.000%	8/17/40	74	82	E

Portfolio of Investments — Continued

Global Income Trust — Continued

	Rate	Maturity Date	Par	Value

Republic of Bulgaria	8.250%	1/15/15	99	120	C,E
Republic of Colombia	10.500%	7/9/10	40	44	E
Republic of Colombia	11.750%	2/25/20	55	65	E
Republic of Panama	10.750%	5/15/20	60	74	E
Republic of Panama	9.375%	1/16/23	30	34	E
Republic of Peru	5.000%	3/7/17	79	74	A, E
Republic of Peru	5.000%	3/7/17	60	56	A, C, E
Republic of Peru	8.750%	11/21/33	20	21	E
Russian Federation	8.250%	3/31/10	10	11	E
Russian Federation	5.000%	3/31/30	550	563	A,E
United Mexican States	8.375%	1/14/11	160	182	E
United Mexican States	7.500%	4/8/33	591	627	E

Total Foreign Government Obligations				2,476

Preferred Stocks — 0.2%
Fannie Mae	7.000%		2	100	D

Warrants — N.M.
AT&T Latin America Corporation			18	N.M.

Total United States Dollar				33,230

Total Long-Term Securities (Identified Cost — $43,849)				45,294

Short-Term Securities — 0.1%

Options Purchased — 0.1%
LIBOR Futures Call, September 2005, Strike Price GBP 93.25			18	73	I

Total Short-Term Securities (Identified Cost — $55)				73

Total Investments — 100.4% (Identified Cost — $43,904)				$45,367
Other Assets Less Liabilities — (0.4)%				(200)

Net assets — 100.0%				$45,167

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts Purchased
Eurodollar Futures	September 2005	31	(41)
U.S. Treasury Bond Futures	June 2005	22	13

			$(28)

Futures Contracts Written
LIBOR Futures	September 2005	18	4
U.S. Treasury Note Futures	June 2005	15	8

			$12

A	Stepped coupon security — A security with a predetermined schedule of interest or dividend rate changes.

B	Treasury Inflation-Protected Security — Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index (“CPI”). Interest is calculated on the basis of the current adjusted principal value.

C	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 1.3% of net assets.

D	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”) or the Euro Interbank Offered Rate (“EURIBOR”) Index. The coupon rates are as of March 31, 2005.

E	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

F	Unit — A security which consists of a bond and warrants to purchase the stock of the issuer.

G	Stripped Security — Security with interest-only or principal-only payment streams, denoted by the superscript 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest.

H	When-issued security — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

I	Par represents actual number of contracts.

N.M. — Not meaningful.

At March 31, 2005, open forward currency exchange contracts (expressed in the contractual currency) were:

Settlement	Contract To				Unrealized
Date	Receive		Deliver		Gain/(Loss)

05/10/05	AUD	1,866	USD	1,429	$9
05/10/05	USD	1,329	AUD	1,735	(9)
05/10/05	EUR	356	AUD	595	—
05/10/05	CAD	1,094	USD	895	10
05/10/05	USD	941	CAD	1,150	(10)
05/10/05	EUR	12,781	USD	16,708	(121)
05/10/05	EUR	804	PLN	3,220	(31)
05/10/05	EUR	202	HUF	50,690	(1)
05/10/05	EUR	404	JPY	54,210	1
05/10/05	EUR	332	SEK	3,010	—
05/10/05	EUR	356	AUD	595	3
05/10/05	USD	18,126	EUR	13,864	135
05/10/05	JPY	174,766	EUR	1,294	(4)
05/10/05	PLN	1,835	EUR	449	17
05/10/05	HUF	126,340	EUR	510	4
05/10/05	HUF	126,340	EUR	510	(7)
05/10/05	EUR	202	HUF	50,690	(1)
05/10/05	USD	381	HUF	73,333	(2)
05/10/05	JPY	1,010,759	USD	9,837	(375)
05/10/05	JPY	175	EUR	1,294	(40)
05/10/05	USD	6,206	JPY	635,430	258
05/10/05	EUR	404	JPY	54,210	16
05/10/05	USD	334	NOK	2,093	3
05/10/05	PLN	1,835	EUR	449	(20)
05/10/05	EUR	804	PLN	3,220	59
05/10/05	GBP	473	USD	884	8
05/10/05	USD	1,279	GBP	685	(11)
05/10/05	KRW	268,000	USD	259	4
05/10/05	SEK	8,132	USD	1,175	(24)
05/10/05	USD	1,560	SEK	10,807	30
05/10/05	EUR	332	SEK	3,010	4

					$(95)

AUD — Australian Dollar	GBP — British Pound Sterling	KRW — South Korean Won
CAD — Canadian Dollar	HUF — Hungarian Forint	NOK — Norwegian Krone
EUR — Euro Dollar	JPY — Japanese Yen	PLN — Polish Zloty
SEK — Swedish Krona

Portfolio of Investments

March 31, 2005 (Unaudited)
(Amounts in Thousands)

International Equity Trust

	Shares/Par	Value

Common Stock and Equity Interests — 98.4%

Australia — 3.3%
BHP Billiton Limited	88	$1,221
Caltex Australia Limited	35	420
Coca Cola Amatil Limited	199	1,319
Commonwealth Bank of Australia	16	441
DB RREEF Trust	750	748
Leighton Holdings Limited	132	1,041
Qantas Airways Limited	120	330
QBE Insurance Group Limited	153	1,757

		7,277

Austria — 0.6%
OMV AG	4	1,335

Belgium — 1.0%
Delhaize Group	17	1,134
Dexia	43	1,028

		2,162

Canada — 2.2%
Canadian National Railway Company	10	625
Canadian Natural Resources Ltd.	14	791
Sun Life Financial Inc.	24	782
Talisman Energy Inc.	14	479
Teck Cominco Limited	32	1,183
Telus Corporation	15	492
The Toronto-Dominion Bank	13	522

		4,874

Denmark — 0.4%
GN Store Nord A.S. (GN Great Nordic)	74	850

Finland — 1.6%
Elisa Oyj	42	705
Sampo Oyj	66	960
TietoEnator Oyj	26	896
Wartsila Corporation	36	941

		3,502

France — 9.8%
Atos Origin S.A.	23	1,548	A
BNP Paribas S.A.	37	2,592
Cap Gemini S.A.	19	670	A
CNP Assurances	11	780
Compagnie Generale des Etablissements Michelin	12	782

Portfolio of Investments - Continued

International Equity Trust - Continued

	Shares/Par	Value

France Telecom S.A.	79	2,364
Lafarge S.A.	9	881
Pinault-Printemps-Redoute S.A.	7	706
Renault S.A.	10	911
Sanofi-Aventis	40	3,332
Societe Generale	17	1,736
TotalFinaElf S.A.	9	2,182
Vallourec S.A.	7	1,480
Vinci S.A.	11	1,528

		21,492

Germany — 10.0%
Allianz AG	5	616
BASF AG	26	1,871
Celesio (Gehe) AG	17	1,401
Continental AG	24	1,862
DaimlerChrysler AG	20	895
Deutsche Bank AG	20	1,688
Deutsche Telekom AG	111	2,218	A
E.ON AG	26	2,225
Fresenius AG — preferred shares	10	1,151
HeidelbergCement AG	25	1,595
Metro AG	33	1,753
RWE AG	33	1,984
Schering AG	10	683
Siemens AG	18	1,403
Thyssenkrupp AG	26	530

		21,875

Greece — 1.7%
Alpha Bank A.E.	35	1,181	A
OPAP S.A. (Greek Organization of Football Prognostics)	35	1,022
Public Power Corporation (PPC)	50	1,438

		3,641

Hong Kong — 1.0%
Esprit Holdings Limited	90	614
Hang Lung Group Limited	315	551
Kerry Properties Limited	224	493
Swire Pacific Limited	60	471

		2,129

India — 0.8%
Geodesic Infomation System	N.M.	1
Jet Airways (India) Limited	41	1,144	A
Transgene Biotek Limited	246	559	A

		1,704

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value

Ireland — 1.5%
Allied Irish Banks plc (AIB)	83	1,742
DCC plc	26	602
Irish Life & Permanent plc	47	828

		3,172

Italy — 2.5%
Banca Intesa S.p.A.	121	616
Benetton Group S.p.A.	54	522
ENI S.p.A.	89	2,319
Fondiaria — Sai S.p.A.	6	167
Italcementi S.p.A.	72	1,213
Pirelli & C. Real Estate S.p.A.	13	704

		5,541

Japan — 21.0%
AIFUL CORPORATION	13	1,041
AIFUL CORPORATION	7	509
ASAHI BREWERIES, LTD.	91	1,178
Asahi Glass Company, Limited	92	970
CANON SALES CO., INC.	70	1,169
CANON, INC.	38	2,017
Chubu Electric Power Company, Incorporated	25	600
Circle K Sunkus Co., Ltd.	29	667
DAITO TRUST CONSTRUCTION CO., LTD.	22	902
Daiwa House Industry Co., Ltd.	43	494
Denso Corporation	36	907
Diamond Lease Company Limited	7	276
Electric Power Development Co., Ltd.	32	985
EXEDY Corporation	21	347
HINO MOTORS, LTD.	111	698
Hitachi Construction Machinery Co., Ltd.	66	910
HONDA MOTOR CO., LTD.	10	491
INPEX CORPORATION	N.M.	139
ISUZU MOTORS LIMITED	280	742	A
JAPAN TOBACCO INC.	N.M.	1,565
JFE Holdings, Inc.	25	683
Jupiter Telecommunications Co., Ltd.	N.M.	80	A
Kobe Steel, Ltd.	624	1,100
KOYO SEIKO CO., LTD.	51	690
LEOPALACE21 CORPORATION	34	561
Mazda Motor Corporation	225	768
Meiji Dairies Corporation	63	354

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value

Mitsubishi Corporation	42	544
Mitsubishi Electric Corporation	114	590
MITSUBISHI GAS CHEMICAL COMPANY, INC.	107	502
MITSUBISHI MATERIALS CORPORATION	461	1,101
Mitsubishi Tokyo Financial Group, Inc.	N.M.	694
MITSUI & CO., LTD.	137	1,264
Mitsui Mining & Smelting Company, Limited	106	470
Mitsui O.S.K. Lines, Ltd.	70	450
NEC Corporation	134	810
NHK SPRING CO., LTD.	62	433
NIPPON MINING HOLDINGS, INC.	115	629
Nippon Steel Corporation	208	526
Nippon Television Network Corp.	4	643
Nippon Yusen Kabushiki Kaisha	78	470
NITTO DENKO CORPORATION	9	482
NTN CORPORATION	81	450
Oki Electric Industry Company, Limited	313	1,320
ORIX Corporation	14	1,760
RICOH COMPANY, LTD.	25	429
SEGA SAMMY HOLDINGS INC.	9	547
Seiko Epson Corporation	10	371
Sekisui Chemical Co., Ltd.	120	872
Shimadzu Corporation	146	872
Shinsei Bank, Ltd.	65	370
Sumitomo Electric Industries, Ltd.	36	383
Sumitomo Rubber Industries, Ltd.	59	568
SUZUKI MOTOR CORPORATION	25	447
TAISEI CORPORATION	127	476
Takeda Pharmaceutical Company Ltd.	24	1,163
THE BANK OF FUKUOKA, LTD.	191	1,199
The Kansai Electric Power Company, Incorporated	60	1,203
Toyota Motor Corporation	64	2,374
Yamaha Motor Co., Ltd.	40	685

		45,940

Mexico — 0.6%
America Movil S.A. de C.V. — ADR	13	686

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value

Grupo Televisa S.A. - ADR	12	700

		1,386

Netherlands — 3.9%
ABN AMRO Holding N.V.	31	770
Corio N.V.	22	1,253
European Aeronautic Defence and Space Company	32	954
ING Groep N.V.	26	773
Koninklijke (Royal) Philips Electronics N.V.	35	975
Randstad Holdings N.V.	12	552
Rodamco Europe N.V.	11	827
Royal Dutch Petroleum Company	42	2,493

		8,597

Norway — 0.8%
DNB NOR ASA	58	590
Orkla ASA	30	1,114

		1,704

Portugal — 0.9%
Banco Comercial Portugues, S.A.	210	572
EDP - Energis de Portugal, S.A.	103	286
Portugal Telecom, SGPS, S.A.	101	1,178

		2,036

Russia — 0.3%
AO VimpelCom - ADR	19	651	A

Singapore — 0.8%
China Flexible Packaging Holdings Limited	730	323
Fraser And Neave Limited	44	405
Keppel Corporation Limited	145	957

		1,685

South Africa — 0.5%
ABSA Group Limited	36	432
JD Group Limited	65	639

		1,071

South Korea — 1.7%
Daewoo Shipbuilding & Marine Engineering Co., Inc.	33	612
GS Engineering & Construction Corp.	25	689
Kumho Industrial Co., Ltd.	47	707
LG Home Shopping Inc.	13	1,011

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value

Samsung Electronics Co., Ltd.	2	791

		3,810

Spain — 3.6%
ACS, Actividades de Contruccion y Servicios, S.A.	40	990
Banco Bilbao Vizcaya Argentaria, S.A.	46	742
Banco Santander Central Hispano S.A.	124	1,506
Cortefiel, S.A.	33	566
Telefonica, S.A.	194	3,383
Union Electrica Fenosa S.A.	22	642

		7,829

Sweden — 1.0%
ForeningsSparbanken AB	37	874
Getinge AB	40	603
Nordea AB	65	657

		2,134

Switzerland — 3.8%
Credit Suisse Group	65	2,782	A
Nestle S.A.	3	906
Novartis AG	55	2,545
Swiss Life Holding	3	451	A
Syngenta AG	4	418	A
UBS AG	13	1,125

		8,227

Taiwan — 0.3%
ASE Test Limited - ADR	15	74	A
Siliconware Precision Industries Company - ADR	126	530

		604

United Kingdom — 22.8%
Aviva plc	112	1,344
Balfour Beatty plc	92	542
Barclays plc	278	2,839
BP Amoco plc	355	3,673
BT Group plc	454	1,763
Enterprise Inns plc	68	985
Friends Provident plc	290	970
GKN plc	104	497
GlaxoSmithKline plc	148	3,379
Greene King plc	31	753
HBOS plc	182	2,829
Hilton Group plc	111	628
HMV Group plc	76	359
HSBC Holdings plc	165	2,609

Portfolio of Investments — Continued

International Equity Trust — Continued

	Shares/Par	Value

Imperial Chemical Industries plc	250	1,265
ITV plc	239	574
Marks & Spencer Group plc	79	519
Northern Rock plc	106	1,581
Persimmon plc	48	682
Pilkington plc	489	1,094
Prudential plc	74	709
Rio Tinto plc	42	1,344
Rolls-Royce Group plc	146	674	A
Rolls-Royce Group plc	7,320	14
Royal Bank of Scotland Group plc	127	4,023
Shell Transport & Trading Company plc	398	3,568
Shire Pharmaceuticals Group plc	102	1,160
Stagecoach Group plc	328	684
Tesco plc	417	2,493
United Utilities plc	104	1,241
Vodafone Group plc	954	2,530
Wiliam Hill plc	80	827
Wolseley plc	25	512
Wolverhampton & Dudley Breweries plc	47	1,001

		49,665

Total Common Stock and Equity Interests (Identified Cost — $182,372)		214,893

Repurchase Agreements — 1.8%

Bank of America
2.78%, dated 3/31/05, to be repurchased at $1,896 on 4/1/05 (Collateral: $1,940 Freddie Mac discount notes, 0%, due 4/26/05, value $1,936)	1,896	1,896
Goldman, Sachs & Company
2.83%, dated 3/31/05, to be repurchased at $1,896 on 4/1/05 (Collateral: $1,888 Fannie Mae mortgage-backed securities, 6%, due 10/1/34, value $1,938)	1,896	1,896

(Identified Cost — $3,792)		3,792

Total Investments — 100.2% (Identified Cost — $186,164)		218,685
Other Assets Less Liabilities — (0.2)%		(379)

Net Assets — 100%		$218,306

Portfolio of Investments — Continued

International Equity Trust — Continued

A     Non-income producing.

At March 31, 2005, open forward currency exchange contracts (expressed in the contractual currency) were:

Settlement	Contract To				Unrealized
Date	Receive		Deliver		Gain/(Loss)

04/01/05	CHF	700	USD	582	$3
04/04/05	CHF	400	USD	335	—
04/01/05	EUR	203	USD	263	1
04/04/05	EUR	933	USD	1,209	1
04/04/05	JPY	36,166	USD	338	—
04/05/05	NOK	3,557	USD	561	—
04/04/05	USD	323	GBP	172	(1)
04/01/05	USD	403	JPY	43,322	(1)

					$3

CHF — Swiss Franc
EUR — Euro
GBP — British Pound Sterling
JPY — Japanese Yen
NOK — Norwegian Krone

Security Valuation

      Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service.

      Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value determined under polices approved by the Board of Directors. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
      Most securities held by Global Income are valued on the basis of valuations furnished by an independent service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.

Options and Futures

      The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made by or received by the Fund each day, depending on the daily fluctuations in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed.

Forward Currency Exchange Contracts

      As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

       Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
      The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

      Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 — Exhibits

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: May 27, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Global Trust, Inc.
Date: May 27, 2005